UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)
116 1st St. SW, Suite C
Minot, ND 58701
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-701-852-1264

SHANNON D. RADKE, PRESIDENT
116 1st St. SW, Suite C
Minot, ND 58701



Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Quarterly Schedule Of Portfolio Holdings.

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2007

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 97.9%
General Obligations 6.9%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000               178,289
Gallatin Cnty MT Hgh Sch Dist No 7 Bozeman 4.20% 06/01/21                        150,000               150,885
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               261,193
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               105,985
                                                                                                     ---------
                                                                                                       696,352
                                                                                                     ---------
Continuing Care Revenue Bonds  0.7%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                32,468
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                38,606
                                                                                                     ---------
                                                                                                        71,074
                                                                                                     ---------
Electric Power Revenue Bonds 10.4%
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy (AMBAC) 5.00% 03/01/31            190,000               197,340
Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC) 4.65% 08/01/23                 850,000               862,673
                                                                                                     ---------
                                                                                                     1,060,013
                                                                                                     ---------
Higher Education Revenue Bonds  11.9%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               432,476
MT St Brd Regents (MSU) Rev Facs Imp E (AMBAC)  5.00%  11/15/21                   80,000                81,282
MT Brd Regents (U of M) Hghr Ed Rev  5.75%  5/15/24                              135,000               143,277
Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                     140,000               150,284
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               408,809
                                                                                                     ---------
                                                                                                     1,216,128
                                                                                                     ---------
Hospital Revenue Bonds  22.4%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               150,729
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          270,000               285,636
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.80%  12/01/20                      105,000               109,998
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.80%  12/01/20                       95,000                98,804
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18              200,000               203,862
MT Hlth Facs Auth Rev Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24          515,000               524,502
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               372,176
MT Fac Fin Auth Hlth Master Ln Pg  4.50% 05/01/27				 250,000               252,833
MT Fac Fin Auth	 Rev Benefits Health Sys 4.75% 01/01/24                          150,000               156,853
MT Fac Fin Auth Rev Benefits Health 4.75% 01/01/25                               125,000               127,595
                                                                                                     ---------
                                                                                                     2,282,988
                                                                                                     ---------
Housing Revenue Bonds  18.1%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                              70,000                70,067
MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                  80,000                79,915
MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                 715,000               725,053
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 110,000               111,245
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                  90,000                90,722
MT St Brd Hsg Sngle Fam Mtg Ser B-2  5.55%  06/01/33                             155,000               156,279
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85%  12/01/26                               200,000               200,454
MT St Brd Hsg Sngle Fam Mtg Ser A-1 4.50%  12/01/27                              300,000	       296,766
MT St Brd Hsg Sngle Fam Mtg Ser B 4.75% 12/01/27                              110,000               108,425
                                                                                                     ---------
                                                                                                     1,838,926
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds  13.0%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               255,955
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               176,331
MT Fac Fin Auth Rev Childrens Home  4.55%  01/01/17                              250,000               256,015
MT Fac Fin Auth Rev Cmnty Counsl & Corectl Svcs 4.50%  10/01/23                  340,000               343,743
MT Fac Fin Auth Boyd Andrew Cmnty (CIFG) 4.375% 10/01/20                         285,000               291,244
                                                                                                     ---------
                                                                                                     1,323,288
                                                                                                     ---------
Water Revenue Bonds 1.0%
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               100,350
                                                                                                     ---------
                                                                                                       100,350
                                                                                                     ---------
Other Revenue Bonds 13.6%
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               108,730
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               108,592
Puerto Rico Childrens Trust Fund  Tob Settlement Rev  6.00%  07/01/26            195,000               207,478
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.25%  07/01/10               100,000               102,062
MT Fac Fin Auth Prerelease Ctr Rev (XLCA) 5.25% 10/01/20                         300,000               324,210
Missoula MT Spl Impt Dists No 540 4.60% 07/01/24                                 100,000                97,154
Missoula MT Spl Impt Dists No 540 4.60% 07/01/25                                 105,000               101,948
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26                    125,000               133,626
Missoula MT Spl Assmnt Pooled Spl Sidewalk Curb 4.75% 07/01/27                   200,000               199,544
                                                                                                     ---------
                                                                                                     1,383,344
                                                                                                     ---------

Total Municipal Bonds (cost $9,837,913)                                                              9,972,461

SHORT-TERM INVESTMENTS  0%
                                                                                                             0
                                                                                                   -----------
Total Short-Term Investments (cost:$0)                                                                       0
                                                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES OWNED 97.9% (Cost $9,837,913)                                       9,972,461

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (2.1%)                                                 213,970
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,017,627.686 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%               $10,186,431
                                                                                                   ===========

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2007

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  95.7%
General Obligations  21.1%
Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                               60,000                60,929
Fargo ND Ref & Impt Ser D (MBIA)  5.00%  05/01/28                                200,000               207,746
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                51,160
Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                         50,000                50,649
Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                               70,000                69,960
West Fargo ND Ref & Impt-Ser D   4.25%   05/01/20                                150,000               148,579
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                52,220
Grand Forks ND Pub Bldg Ser A 4.625% 12/01/26                                    100,000                99,804
Minot ND Ref Impt Ser A 4.50% 10/01/22                                           195,000               196,018
Mandan ND Ref & Impt 4.50% 05/01/18                                              200,000               203,858
Bismarck ND Rep & Impt Ser T 4.45% 05/21/21                                      100,000               100,741

                                                                                                     ---------
                                                                                                     1,241,664
                                                                                                     ---------
Building Authority Revenue Bonds  7.8%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                51,699
Grand Forks Cnty Bldg Auth Rev   5.00%   12/01/20                                200,000               210,714
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                51,937
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                51,904
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                94,527
                                                                                                     ---------
                                                                                                       460,781
                                                                                                     ---------

Continuing Care Revenue Bonds  3.9%
Burleigh Cnty Indl Dev Rev MO Slope Luth Care 5.05% 11/01/18                     125,000               125,260
Grand Forks ND SR Hsg Rev Ref 4000 Valley Square Proj 5.00% 12/01/16             100,000               101,416
                                                                                                     ---------
                                                                                                       226,676
                                                                                                     ---------

Education Revenue Bonds  4.5%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                51,223
Minot Pub School District No 1 Bldg Auth  4.80%  05/01/23                        210,000               216,312
                                                                                                     ---------
                                                                                                       267,535
                                                                                                     ---------
Higher Education Revenue Bonds  10.7%
ND St Brd Hghr Ed Student Svcs Facs MSU   5.00%   08/01/18                       175,000               173,850
ND St Brd Hghr Ed Student Svcs Facs MSU   5.50%   08/01/23                       125,000               124,275
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000               100,735
ND St Brd Hghr Ed Rev HSG & Aux  5.00%  04/01/21                                 150,000               156,893
NDSU Rev Ser 2006A 4.75% 04/01/29                                                 75,000                74,972
                                                                                                     ---------
                                                                                                       630,725
                                                                                                     ---------
Hospital Revenue Bonds  9.1%
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA)  5.375%  06/01/27                   100,000               102,629
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                67,875
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                46,550
Fargo ND Hlth Sys Rev Meritcare Obl 5.125% 06/01/27                               75,000                77,596
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,639
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                25,474
Ward Cnty ND Hlth Care Fac Rev	5.125% 07/01/29                                    200,000             197,598
                                                                                                     ---------
                                                                                                       539,361
                                                                                                     ---------
Housing Revenue Bonds  13.5%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                26,208
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               152,934
ND St Hsg Fin Agy Rev Ser D 5.20% 07/01/22                                       200,000               203,958
ND St Hsg Fin Agy Rev Hsg Fin-Home 4.45% 07/01/16                                200,000               199,742
ND St Hsg Fin Ady Rev Hsg Fin Pg Home Mtg A 5.80% 07/01/10                        55,000                55,629
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg 5.70% A 07/01/09                        50,000                50,568
ND St Hsg Fin Agy Rev Hsg Fin-Home Mtg A 6.10% 07/01/28                            5,000                 5,009
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 5,009
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.25% 07/01/18                        40,000                40,020
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.55% 07/01/22                        60,000                60,005

                                                                                                     ---------
                                                                                                       799,080
                                                                                                     ---------
Transportation Revenue Bonds  2.7%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               160,761
                                                                                                     ---------
                                                                                                       160,761
                                                                                                     ---------
Water Revenue Bonds  5.1%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                52,374
South Central Reg Water Dist Burleigh Cnty Rev  5.00%  10/01/23                  150,000               148,090
ND St Water Comm Rev Water Dev and Mgmt Prog 5.0% 08/01/25                       100,000               103,627
                                                                                                     ---------
                                                                                                       304,091
                                                                                                     ---------
Other Revenue Bonds  17.3%
Mercer Cnty PCR Otter Tail Corp 4.85% 09/01/22                                   115,000               116,831
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                    50,000                51,079
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                26,113
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                51,696
Puerto Rico Childrens Trust Fund Settlement Rev  6.00%  07/01/26                  15,000                15,960
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               159,415
ND Pub Fin Auth Cap Fin Prog Ser A  5.00%  6/01/31                               100,000               103,891
ND Pub Fin Auth Indl Dev Prog Ser A 5.00%  6/01/20                               150,000               152,393
Willams Cnty ND Sales Tax Rev 5.00% 11/01/21                                     100,000               101,650
Grand Forks ND Mosquito Ctl Resv Rev Ser B 4.75% 09/01/24                        100,000               101,229
ND St Muni Bond Bank St Revolv Fd Prog Ser A 4.625% 10/01/19                     135,000               139,224
                                                                                                     ---------
                                                                                                     1,019,481
                                                                                                     ---------

Total Municipal Bonds (cost $5,590,013)                                                              5,650,159

SHORT-TERM INVESTMENTS  3.0%
Federated Municipal Obligations Fund #852                                         28,000                28,000
Franklin Double TF Income Fund                                                   150,584               152,186
                                                                                                     ---------
Total Short Term Investment (cost: $178,584)                                                           180,186
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  98.7% (COST $5,768,597)                                      5,830,345

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.3%                                                   75,912
                                                                                                    ----------

NET ASSETS APPLICABLE TO 582,312.408 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                 $5,906,257
                                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2007

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  92.8%



Auto Parts  0.9%
Johnson Controls                                                   400                  47,244
                                                                                      --------
                                                                                        47,244
                                                                                      --------
Banks/Financial Services  16.9%
Wachovia                                                         2,700                 135,405
Bank of America                                                  3,700                 185,999
Citigroup                                                        3,800                 177,346
Morgan Stanley                                                     800                  50,400
U.S. Bancorp                                                     3,300                 107,349
Sun Trust Banks                                                  1,100                  83,237
Legg Mason                                                         600                  50,574
PNC Financial Services                                           1,400                  95,340
                                                                                      --------
                                                                                       885,650
                                                                                      --------
Basic Materials  3.9 %
Freeport-McMoran Copper & Gold                                     600                  62,934
Bunge Limited                                                    1,300                 139,685
                                                                                      --------
                                                                                       202,619
                                                                                      --------

Business Services  1.7%
Idearc Inc                                                       2,810                  88,431
                                                                                      --------
                                                                                        88,431
                                                                                      --------
Computer/Communications Related  5.1%
Microsoft                                                        3,100                  91,326
Intel                                                            2,100                  54,306
Hewlett-Packard                                                  1,100                  54,769
Time Warner Cable                                                2,100                  68,880
                                                                                      --------
                                                                                       269,281
                                                                                      --------

Drug  6.2%
Merck                                                           3,200                  165,408
Pfizer						                6,400		       156,352
                                                                                      --------
                                                                                       321,760
                                                                                      --------
Drug Distribution  3.0%
Amerisource Bergen                                               1,000                  45,330
CVS Corp.                                                        2,800                 110,964
                                                                                      --------
                                                                                       156,294
                                                                                      --------
Energy  20.8%
Anadarko Petroleum                                               2,200                 118,250
Apache                                                           1,600                 144,096
BP Amoco                                                         1,800                 124,830
ChevronTexaco                                                    2,100                 196,518
ConocoPhillips                                                   2,100                 184,317
Exxon Mobil                                                      2,900                 268,424
Questar                                                          1,000                  52,530
                                                                                      --------
                                                                                     1,088,965
                                                                                      --------
Entertainment 2.2%
Disney                                                           3,300                 113,487
                                                                                      --------
                                                                                       113,487
                                                                                      --------
Food 1.0%
Dean Foods                                                       2,100                  53,718
                                                                                      --------
                                                                                        53,718
                                                                                      --------
Household Products  2.6%
Kimberly-Clark                                                   1,900                 133,494
                                                                                      --------
                                                                                       133,494
                                                                                      --------
Insurance  3.3%
American International Group                                     1,400                 115,005
Hartford Financial Services Group                                  600                  55,530
                                                                                      --------
                                                                                       170,535
                                                                                      --------

Metals  2.4%
ALCOA                                                            1,400                  54,768
Rio Tinto Plc ADR                                                  200                  68,680
                                                                                      --------
                                                                                       123,448
                                                                                      --------
Multi-Industry  2.5%
Honeywell                                                        2,200                 130,834
                                                                                      --------
                                                                                       130,834
                                                                                      --------
Packaging  0.7%
Sealed Air                                                       1,600                  40,896
                                                                                      --------
                                                                                        40,896
                                                                                      --------

Telecommunications  7.9%
Nokia                                                            2,500                  94,825
Verizon Communications                                           2,200                  97,416
AT&T                                                             5,200                 220,012
                                                                                      --------
                                                                                       412,253
                                                                                      --------
Transportation  0.9%
Canadian Pacific                                                   700                  49,203
                                                                                      --------
                                                                                        49,203
                                                                                      --------
Utilities  10.8%
Public Service Enterprise Group                                  1,500                 131,985
American Electric Power                                          2,800                 129,024
Dominion Resources                                               1,300                 109,590
Edison International                                             1,900                 105,355
Entergy Corp                                                       800                  86,632
                                                                                      --------
                                                                                       562,586
                                                                                      --------

Total Common Stocks (Cost $3,653,038)                                                4,850,698

SHORT-TERM INVESTMENTS 7.0%
Federated Prime Value Obligations #853                         205,000                 205,000
FWB Collective Asset Account                                   162,604                 162,604
                                                                                    ----------
Total Short-Term Investments (cost: $367,604)                                          367,604
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.8% (COST $4,020,642)                       5,218,302

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 0.2%                                    10,316
                                                                                    ----------
NET ASSETS APPLICABLE TO 353,223.466 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $5,228,618
                                                                                    ==========

VIKING MUTUAL FUNDS
Statement of Investments, September 30, 2007

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  95.1%

Air Services  2.0%
Bristow Group                                                    1,800                  78,678
                                                                                      --------
                                                                                        78,678
                                                                                      --------
Apparel  2.1%
Stage Stores                                                     4,600                  83,858
                                                                                      --------
                                                                                        83,858


Auto Related  1.4%
Borg Warner                                                        600                  54,918
                                                                                      --------
                                                                                        54,918
                                                                                      --------
Basic Materials  3.1%
Albany International                                             1,000                  37,490
Walter Industries                                                3,200                  86,080
                                                                                      --------
                                                                                       123,570
                                                                                      --------
Chemical  2.2%
RPM                                                              3,700                  88,615
                                                                                      --------
                                                                                        88,615
                                                                                      --------
Construction/Engineering  1.3%
Pike Electric Corp                                                2,700                 50,652
                                                                                      --------
                                                                                        50,652
                                                                                      --------
Consumer Goods  2.4%
Chiquita Brands                                                   6,100                 96,563
                                                                                      --------
                                                                                        96,563
                                                                                      --------

Drug Manufacturer  1.8%
Chattem                                                           1,000                 70,520
                                                                                      --------
                                                                                        70,520
                                                                                      --------
Electronics  1.5%
Technitrol                                                       2,200                  59,290
                                                                                      --------
                                                                                        59,290
                                                                                      --------
Energy  10.4%
Cimarex Energy                                                   1,200                  44,700
Piedmont Natural Gas                                             4,100                 102,869
Questar                                                            800                  42,024
Oil States Intl Inc                                              2,200                 106,260
Pioneer Drilling                                                 3,000                  36,540
Cleco								 3,400                  85,918
                                                                                      --------
                                                                                       418,311
                                                                                      --------
Financial 18.9%
Boston Private Financial Holdings                                3,900                 108,576
First Midwest Bancorp                                            2,400                  81,985
Hanmi Financial                                                  4,700                  72,803
Provident Bank Shares                                            2,700                  84,591
Strategic Hotels & Resorts                                       3,400                  70,006
Sunstone Hotel Investors                                         2,900                  74,356
UCBH Holdings					                 5,100                  89,148
Umpqua Holdings                                                  3,900                  78,039
Options Xpress Holdings                                          1,600                  41,824
Zenith National Insurance                                        1,300                  58,357
                                                                                      --------
                                                                                       759,685
                                                                                      --------

Food Processing  2.1%
Performance Food Group                                           2,800                  84,364
                                                                                      --------
                                                                                        84,364
                                                                                      --------
Household Products  2.7%
Church & Dwight                                                  2,300                 108,192
                                                                                      --------
                                                                                       108,192
                                                                                      --------
Industrial Products  6.1%
AO Smith                                                         1,550                  68,014
CLARCOR                                                          2,000                  68,420
Teleflex                                                           800                  62,336
Mueller Water Products                                           3,900                  48,321
                                                                                      --------
                                                                                       247,091
                                                                                      --------
Insurance  3.5%
IPC Holdings                                                     2,700                  77,895
Protective Life                                                  1,500                  63,660
                                                                                      --------
                                                                                       141,555
                                                                                      --------
Medical Services/Supplies  8.8%
Owens & Minor                                                    2,900                 110,461
Polymedica                                                       1,600                  84,032
West Pharm. Services                                             1,700                  70,822
Senior Housing Properties Trust                                  3,900                  86,034
                                                                                      --------
                                                                                       351,349
                                                                                      --------
Packaging  5.5%
Aptar Group                                                      2,800                 106,036
Tupperware                                                       3,700                 116,513
                                                                                      --------
                                                                                       222,549
                                                                                      --------

Restaurant  1.2%
Applebee's International                                         1,900                  47,272
                                                                                      --------
                                                                                        47,272
                                                                                      --------
Retail  5.9%
BJ's Wholesale                                                   2,600                  86,216
Tween Brands Inc						 2,000                  65,680
Carters Inc.                                                     4,200                  83,790
                                                                                      --------
                                                                                       235,686
                                                                                      --------
Technology  9.2%
ON Semiconductor                                                  9,900                124,344
Diodes Inc                                                        3,150                101,115
Epicor Software Corp						  6,000                 82,620
Ness Technologies                                                 1,900                 20,748
Smith Micro Software                                              2,600                 41,756
                                                                                      --------
                                                                                       370,583
                                                                                      --------
Toy  1.9%
RC2 Corp.                                                        2,800                  77,532
                                                                                      --------
                                                                                        77,532
                                                                                      --------
Transportation  1.1%
Arkansas Best                                                    1,400                  45,723
                                                                                      --------
                                                                                        45,723
                                                                                      --------

Total Common Stocks (Cost $3,272,501)                                                3,816,556

SHORT-TERM INVESTMENTS  5.1%
Federated Prime Value Obligations Fund #853                    166,000                 166,000
FWB Collective Asset Acount                                     39,728                  39,728
                                                                                    ----------
Total Short-Term Investments (Cost $205,728)                                           205,728
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 100.2% COST ($3,478,229)                      4,022,284

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.02)%                              (10,748)
                                                                                    ----------

NET ASSETS APPLICABLE TO 243,779.204 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $4,011,536
                                                                                    ==========

Item 2. Controls and Procedures

(a) The Principal Executive and Principal Financial Officers concluded that the registrants Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits

	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VIKING MUTUAL FUNDS

By: /s/ Shannon D. Radke
- --------------------------------
Shannon D. Radke
Principal Executive Officer

Date: October 24, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Executive Officer

Date: October 24, 2007


By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Financial Officer

Date: October 24, 2007

<SEQUENCE>2
<FILENAME>nqcert.txt
CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  October 24, 2007

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Executive Officer



CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  October 24, 2007

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Financial Officer


</SEC-DOCUMENT>
-----END PRIVACY-ENHANCED MESSAGE-----